CURRENT AND DEFERRED TAXES (Details 3) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)		$ (531,179)	$ (434,970)	$ (644,571)
Recognized in consolidated income		(45,991)	(73,814)	270,904
Recognized in comprehensive income		(2,555)	(33,774)	(17,192)
Exchange rate variation		(5,951)	11,733	(37,266)
Others			(354)	(6,845)
Ending balance Asset (liability)		(585,676)	(531,179)	(434,970)
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)		(1,376,025)	(1,130,991)	(871,640)
Recognized in consolidated income		185,282	(241,435)	(267,891)
Recognized in comprehensive income
Exchange rate variation		322	(3,599)	8,540
Others
Ending balance Asset (liability)		(1,190,421)	(1,376,025)	(1,130,991)
Leased Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)		(239,758)	(251,302)	(185,775)
Recognized in consolidated income		(138,879)	14,833	(73,330)
Recognized in comprehensive income
Exchange rate variation		294	(3,289)	7,803
Others
Ending balance Asset (liability)		(378,343)	(239,758)	(251,302)
Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)		(77,480)	(71,164)	(160,100)
Recognized in consolidated income		22,486	(4,375)	84,330
Recognized in comprehensive income
Exchange rate variation		174	(1,941)	4,606
Others
Ending balance Asset (liability)		(54,820)	(77,480)	(71,164)
Provisions [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)		281,369	378,537	351,077
Recognized in consolidated income		(286,267)	(149,969)	150,362
Recognized in comprehensive income		(785)	921	3,911
Exchange rate variation		(4,778)	53,448	(126,813)
Others			(1,568)
Ending balance Asset (liability)		(10,461)	281,369	378,537
Revaluation of Financial Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)		3,223	8,284	12,806
Recognized in consolidated income		2,417	28,294	19,760
Recognized in comprehensive income		(1,770)	(34,695)	(21,103)
Exchange rate variation		(120)	1,340	(3,179)
Others
Ending balance Asset (liability)		3,750	3,223	8,284
Tax Losses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)	[1]	1,328,736	1,009,782	722,749
Recognized in consolidated income	[1]	152,081	304,892	320,397
Recognized in comprehensive income	[1]
Exchange rate variation	[1]	(1,257)	14,062	(33,364)
Others	[1]
Ending balance Asset (liability)	[1]	1,479,560	1,328,736	1,009,782
Intangibles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)		(430,705)	(364,314)	(523,275)
Recognized in consolidated income		24,436	4,131	(8,362)
Recognized in comprehensive income
Exchange rate variation		(267)	(70,522)	167,323
Others
Ending balance Asset (liability)		(406,536)	(430,705)	(364,314)
Others [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance Assets/(liabilities)		(20,539)	(13,802)	9,587
Recognized in consolidated income		(7,547)	(30,185)	45,638
Recognized in comprehensive income
Exchange rate variation		(319)	22,234	(62,182)
Others			1,214	(6,845)
Ending balance Asset (liability)		$ (28,405)	$ (20,539)	$ (13,802)

[1]	On September 29, 2014, Law No. 20,780 "Amendment to the system of income taxation and introduces various adjustments in the tax system." was published in the Official Journal of the Republic of Chile. Within major tax reforms that this law contains, the First-Category Tax rate is gradually modified from 2014 to 2018 and should be declared and paid in tax year 2015.